Summary Prospectus
Touchstone Ultra Short Duration Fixed Income Fund	January 30, 2017

Class A Ticker: TSDAX Class C Ticker: TSDCX
Class Y Ticker: TSYYX Class Z Ticker: TSDOX Institutional Class Ticker: TSDIX

Before you invest, you may want to review the Fund’s prospectus, which contains information about the Fund and its risks. The Fund’s prospectus and Statement of Additional Information, both dated January 30, 2017, as amended from time to time, are incorporated by reference into this summary prospectus. For free paper or electronic copies of the Fund’s prospectus and other information about the Fund, go to TouchstoneInvestments.com/literature-center, call 1.800.543.0407, or ask any financial advisor, bank, or broker-dealer who offers shares of the Fund.

TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND SUMMARY

The Fund’s Investment Goal

The Touchstone Ultra Short Duration Fixed Income Fund (the “Fund”) seeks maximum total return consistent with the preservation of capital.

The Fund’s Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.  More information about these and other discounts is available from your financial professional and in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus on page 89 and in the Fund’s Statement of Additional Information (“SAI”) on page 80.

Touchstone Ultra Short Duration Fixed Income Fund

	Class A	Class C	Class Y	Class Z	Institutional Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.00%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	None	1.00%	None	None	None
Wire Redemption Fee	Up to $15	Up to $15	Up to $15	Up to $15	Up to $15
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%	None	0.25%	None
Other Expenses	0.47%	0.29%	0.28%	0.29%	0.21%
Total Annual Fund Operating Expenses	0.97%	1.54%	0.53%	0.79%	0.46%
Fee Waivers and/or Expense Reimbursement(1)	(0.28)%	(0.35)%	(0.09)%	(0.10)%	(0.07)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement(1)	0.69%	1.19%	0.44%	0.69%	0.39%
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(1)Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and Touchstone Funds Group Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transactions and investment related expenses; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.69%, 1.19%, 0.44%, 0.69%, and 0.39% of average daily net assets for Classes A, C, Y, Z and Institutional Class shares, respectively. This contractual expense limitation is effective through January 29, 2018, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the year in which Touchstone Advisors reduced its compensation or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the lesser of the expense limitation amount in effect (a) at the time of the waiver, or (b) at the time of the reimbursement.

Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Touchstone Ultra Short Duration Fixed Income Fund

	Assuming Redemption at End of Period					Assuming No Redemption
	Class A	Class C	Class Y	Class Z	Institutional Class	Class C
1 Year	$269	$221	$45	$70	$40	$121
3 Years	$475	$452	$161	$242	$141	$452
5 Years	$699	$806	$287	$429	$251	$806
10 Years	$1,341	$1,805	$656	$969	$572	$1,805

Portfolio Turnover.  The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 169% of the average value of its portfolio.

The Fund’s Principal Investment Strategies

The Fund invests, under normal market conditions, at least 80% of its assets in fixed-income securities.  This is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders. The Fund invests in a diversified portfolio of securities of different maturities including U.S. Treasury securities, U.S. government agency securities, securities of U.S. government-sponsored enterprises, corporate bonds (including those of foreign issuers), mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities, municipal bonds and cash equivalent securities including repurchase agreements, commercial paper and variable rate demand notes.

The Fund invests only in investment-grade debt securities and does not invest in non-investment-grade debt securities (i.e., "high yield" or "junk bonds").  Investment-grade debt securities are those having a rating of BBB-/Baa3 or higher from a nationally recognized statistical rating organization ("NRSRO") or, if a rating is not available, deemed to be of comparable quality by the sub-advisor, Fort Washington Investment Advisors, Inc.

The Fund may engage in frequent and active trading of securities as a part of its principal investment strategy.

The Fund’s Principal Risks

The Fund’s share price will fluctuate.  You could lose money on your investment in the Fund and the Fund could also return less than other investments.  Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the FDIC or any other federal government agency.

This Fund should only be purchased by investors seeking maximum total return consistent with preservation of capital who can withstand a limited amount of share price volatility, and seek exposure to fixed-income securities. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.

Asset-Backed Securities Risk: Asset-backed securities are fixed-income securities backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases.  The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of any credit enhancement feature, changes in interest rates, and, at times, the financial condition of the issuer.

Fixed-Income Risk:  The market values of the Fund’s fixed-income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments.  Generally, the Fund’s fixed-income securities will decrease in value if interest

Touchstone Ultra Short Duration Fixed Income Fund

rates rise and increase in value if interest rates fall.  Normally, the longer the maturity or duration of the fixed-income securities the Fund owns, the more sensitive the value of the Fund’s shares will be to changes in interest rates.

•
Credit Risk: The securities in the Fund’s portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due.  This may cause the issuer’s securities to decline in value.

•
Interest Rate Risk: In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk.

•
Investment-Grade Debt Securities Risk: Investment-grade debt securities may be downgraded by a NRSRO to below investment-grade status, which would increase the risk of holding these securities. Investment-grade debt securities rated in the lowest rating category by a NRSRO involve a higher degree of risk than fixed-income securities with higher credit ratings.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund's investments. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio.  There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.  The value of your investment may decrease if the sub-advisor incorrectly judges the attractiveness, value, or market trends affecting a particular security, issuer, industry, or sector.

Mortgage-Backed Securities Risk:  Mortgage-backed securities are fixed-income securities representing an interest in a pool of underlying mortgage loans.  Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed-income securities due to the possibility of prepayment of the underlying mortgage loans.  Mortgage-backed securities may fluctuate in price based on deterioration in the perceived or actual value of the collateral underlying the pool of mortgage loans, which may result in the collateral being worth less than the remaining principal amount owed on the mortgages in the pool.

Municipal Securities Risk:  The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of bankruptcy.  In addition, a downturn in the national economy may negatively impact the economic performance of issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.  Also, some municipal obligations may be backed by a letter of credit issued by a bank or other financial institution.  Adverse developments affecting banks or other financial institutions could have a negative effect on the value of the Fund’s portfolio securities.

Portfolio Turnover Risk: Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund’s performance and may result in the realization of substantial capital gains, including net short-term capital gains. As a result, high portfolio turnover may reduce the Fund’s returns.

Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Prepayment impacts both the interest rate sensitivity of the underlying asset, such as an asset-backed or mortgage-backed security and its cash flow projections. Therefore, prepayment risk may make it difficult to calculate the

Touchstone Ultra Short Duration Fixed Income Fund

average duration of the Fund’s asset- or mortgage-backed securities which in turn would make it difficult to assess the interest rate risk of the Fund.

Repurchase Agreement Risk: Under all repurchase agreements entered into by the Fund, the Fund’s custodian or its agent must take possession of the underlying collateral.  However, if the counterparty defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale, including accrued interest, are less than the resale price provided in the agreement including interest.  In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and is required to return the underlying security to the seller’s estate.  Repurchase agreements are considered loans by the Fund.

U.S. Government Agencies Securities Risk: Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality.  While the U.S. government is able to provide financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.

The Fund’s Performance

The bar chart and performance table below illustrate some indication of the risks and volatility of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index and BofA Merrill Lynch 1-Year U.S. Treasury Note Index, an index of funds which has similar investment objectives to the Fund’s. The bar chart does not reflect any sales charges, which would reduce your return.  The performance table does reflect any applicable sales charges. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.  More recent performance is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

Touchstone Ultra Short Duration Fixed Income Fund — Class Z Total Return as of December 31

Best Quarter: First Quarter 2007 1.40%   Worst Quarter:  Third Quarter 2008 (0.24)%

Touchstone Ultra Short Duration Fixed Income Fund

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns may differ from those shown and depend on your tax situation.  The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account.  The after-tax returns shown in the table are for Class Z only. The after-tax returns for the other classes of shares offered by the Fund will differ from the Class Z shares after-tax returns.

The inception dates of Class A shares, Class C shares, Class Y shares, Class Z shares and Institutional Class shares were April 12, 2012, April 12, 2012, April 12, 2012, March 1, 1994 and April 12, 2012, respectively. Class A shares, Class C shares, Class Y shares and Institutional Class shares performance was calculated using the historical performance of Class Z shares for the periods prior to April 12, 2012. Performance for these periods has been restated to reflect the impact of the fees and expenses applicable to Class A, Class C, Class Y and Institutional Class shares.

For information on the prior history of the Fund, please see the section entitled “The Trust” in the Fund’s SAI.

Average Annual Total Returns
For the periods ended December 31, 2016

	1 Year	5 Years	10 years
Touchstone Ultra Short Duration Fixed Income Fund — Class Z
Return Before Taxes	1.51%	0.97%	1.66%
Return After Taxes on Distributions	0.95%	0.35%	0.74%
Return After Taxes on Distributions and Sale of Fund Shares	0.86%	0.48%	0.93%
Touchstone Ultra Short Duration Fixed Income Fund — Class A
Return Before Taxes	(0.53)%	0.53%	1.44%
Touchstone Ultra Short Duration Fixed Income Fund — Class C
Return Before Taxes	(0.01)%	0.43%	1.01%
Touchstone Ultra Short Duration Fixed Income Fund — Class Y
Return Before Taxes	1.67%	1.17%	1.76%
Touchstone Ultra Short Duration Fixed Income Fund — Institutional Class
Return before Taxes	1.72%	1.22%	1.78%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deductions for fees, expenses or taxes)	0.33%	0.12%	0.12%
BofA Merrill Lynch 1-Year U.S. Treasury Note Index (reflects no deductions for fees, expenses or taxes)	0.76%	0.32%	0.43%

Touchstone Ultra Short Duration Fixed Income Fund

The Fund’s Management

Investment Advisor

Touchstone Advisors, Inc.

Sub-Advisor	Portfolio Managers	Investment Experience with the Fund	Primary Title with Sub-Advisor
Fort Washington Investment Advisors, Inc.	Scott D. Weston	Managing the Fund since 2008	Vice President and Senior Portfolio Manager
	Brent A. Miller, CFA	Managing the Fund since 2008	Portfolio Manager

Buying and Selling Fund Shares

Minimum Investment Requirements

	Classes A, C, Y, and Z
	Initial Investment	Additional Investment
Regular Account	$2,500	$50
Retirement Account or Custodial Account under the Uniform Gifts/Transfers to Minors Act	$1,000	$50
Investments through the Automatic Investment Plan	$100	$50

	Institutional Class
	Initial Investment	Additional Investment
Regular Account	$500,000	$50

You may buy and sell shares in the Fund on a day when the New York Stock Exchange is open for trading.  Classes A and C shares may be purchased and sold directly from Touchstone Securities, Inc. (“Touchstone Securities”) or through your financial advisor.  Class Y shares are available only through financial institutions and financial intermediaries who have appropriate selling agreements in place with Touchstone Securities.  Class Z shares are available only through a financial intermediary or financial institutions such as retirement plans, fee based platforms and brokerage accounts.  Institutional Class shares are available through Touchstone Securities or your financial institution. Shares may be purchased or sold by writing to Touchstone Securities at P.O. Box 9878, Providence, Rhode Island 02940, calling 1.800.543.0407, or visiting the Touchstone Funds’ website: TouchstoneInvestments.com. You may only sell shares over the telephone or via the Internet if the value of the shares sold is less than or equal to $100,000. Shares held in IRAs and qualified retirement plans cannot be sold by telephone or via the Internet. If your shares are held by a processing organization or financial intermediary you will need to follow its purchase and redemption procedures. For more information about buying and selling shares see the section “Investing with Touchstone” of the Fund’s prospectus or call 1.800.543.0407.

Touchstone Ultra Short Duration Fixed Income Fund

Tax Information

The Fund intends to pay dividends and make distributions that may be taxed as ordinary income or capital gains, except when shares are held through a tax-advantaged account, such as a 401(k) plan or an IRA.  Withdrawals from a tax-advantaged account, however, may be taxable.

Financial Intermediary Compensation

If you purchase shares in the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

TSF-56-TFGT-TSDOX-1701